Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (60,690)	$ (69,128)	$ (42,476)
Extinguishment of preferred stock			60,937
Accretion of Preferred Stock	(17,471)	(13,992)	(10,933)
Earnings attributable to participating preferred stockholders			(7,415)
Earnings (loss) attributable to common stockholders - basic	(78,161)	(83,120)	113
Earnings (loss) attributable to common stockholders - diluted	$ (78,161)	$ (83,120)	$ 113
Denominator:
Weighted-average number of common shares used in (loss) earnings per share - basic	383,310	368,261	219,254
Effect of dilutive options to purchase common stock (in shares)			203,917
Effect of dilutive convertible preferred stock (in shares)			1,351,764
Weighted-average number of common shares used in (loss) earnings per share - diluted	383,310	368,261	1,774,935
(Loss) earnings per share - basic (in dollars per share)
(Loss) earnings per share - basic (in dollars per share)	$ (203.91)	$ (225.71)	$ 0.51
Effect of dilutive options to purchase common stock (in dollars per share)			$ (0.25)
Effect of dilutive convertible preferred stock (in dollars per share)			$ (0.20)
(Loss) earnings per share - diluted (in dollars per share)	$ (203.91)	$ (225.71)	$ 0.06